SHARE BASED COMPENSATION - Share options activities (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 CNY (¥) $ / shares ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares $ / shares	Dec. 31, 2022 CNY (¥) $ / shares ¥ / shares shares	Dec. 31, 2025 $ / shares	Oct. 31, 2022 shares
SHARE BASED COMPENSATION
Exercise price | $ / shares								$ 3.29
Number of option outstanding
Beginning balance	14,000	14,000	172,000		172,000
Exercise			(158,000)
Ending balance	14,000	14,000	14,000		172,000		172,000
Vested and expected to vest as of December 31, 2025	14,000
Vested and exercisable as of December 31, 2025	14,000
Weighted-Average Exercise Price
Beginning balance | $ / shares		$ 3.29		$ 3.96		$ 3.96
Exercise | $ / shares				3.29
Ending balance | $ / shares		$ 3.29		$ 3.29		$ 3.96	$ 3.96
Vested and expected to vest as of December 31, 2025 | $ / shares								3.29
Vested and exercisable as of December 31, 2025 | $ / shares								3.29
Weighted-Average Remaining Contractual Term
Balance	4 months 6 days	4 months 6 days	8 months 4 days		1 year 8 months 4 days		2 years 8 months 8 days
Vested and expected to vest as of December 31, 2025	4 months 6 days	4 months 6 days
Vested and exercisable as of December 31, 2025	4 months 6 days	4 months 6 days
Aggregate Intrinsic value
Balance | ¥	¥ 310		¥ 296	$ 296	¥ 7,157	$ 7,157	$ 8,305
Vested and expected to vest as of December 31, 2023 | ¥	310
Vested and exercisable as of December 31, 2025 | ¥	¥ 310
Market value of ordinary shares | (per share)	¥ 45.35							$ 6.45
Intrinsic value of options exercised | ¥	¥ 0		7,000		0
Share-based compensation expenses | ¥	225,727		365,752		862,642
Cash received from the exercise of share options	0	$ 0	3,691		0
Employee Stock Option [Member]
Number of option outstanding
Exercise							(10,364,276)
Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member]
Aggregate Intrinsic value
Cash received from the exercise of share options	¥ 0	$ 0	¥ 0		¥ 45,289
Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] | Employee Stock Option [Member]
Aggregate Intrinsic value
Expired vested share options	6,879,978	6,879,978
Forfeiture of share options issued by Jiangxi Jinko | ¥	¥ 115,000
Jiangxi Jinko 2022 Plan | Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member]
SHARE BASED COMPENSATION
Ordinary shares reserved for issuance									40,187,375
Exercise price | ¥ / shares			¥ 8.5	$ 8.5	¥ 8.72	$ 8.72	$ 8.81
Number of option outstanding
Beginning balance	6,879,978	6,879,978	19,379,495		32,149,900
Exercise					(5,193,983)
Forfeited			(12,499,517)		(7,576,422)
Ending balance			6,879,978		19,379,495		32,149,900
Weighted-Average Exercise Price
Beginning balance | ¥ / shares	¥ 8.5		¥ 8.72		¥ 8.81
Exercise | ¥ / shares			8.5		8.72
Forfeited | ¥ / shares			8.5		8.72
Ending balance | ¥ / shares			¥ 8.5		¥ 8.72
Weighted-Average Remaining Contractual Term
Balance					2 years 3 months 10 days		2 years 10 months 20 days
Aggregate Intrinsic value
Balance | ¥			¥ 0	$ 0	¥ 2,713	$ 2,713	$ 187,755
Market value of ordinary shares | ¥ / shares			¥ 7.11	$ 7.11
Intrinsic value of options exercised | ¥	¥ 0		¥ 0		3,000
Share-based compensation expenses | ¥					142,000
Unvested share options			12,859,960	12,859,960
Share based compensation expense reversal | ¥			¥ 17,000
Cash received from the exercise of share options | ¥	¥ 0		¥ 0		45,000
Grant-date fair value of options | ¥					¥ 161,000	$ 161,000
Jiangxi Jinko 2022 Plan | Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] | Employee Stock Option [Member]
Number of option outstanding
Forfeited	(6,879,978)	(6,879,978)
Weighted-Average Exercise Price
Forfeited | ¥ / shares	¥ 8.5
Weighted-Average Remaining Contractual Term
Balance			9 months 14 days